Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Intangible Asset, Net
The following tables summarize the balances for intangible assets subject to amortization for Cleco and Cleco Power as of December 31, 2016, and 2015:

Cleco
	SUCCESSOR	PREDECESSOR
(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Cleco Katrina/Rita right to bill and collect storm recovery charges	$70,594	$177,537
Power supply agreements	86,726	—
Trade name	5,100	—
Gross carrying amount	162,420	177,537
Accumulated amortization	(19,786)	(102,574)
Net intangible assets subject to amortization	$142,634	$74,963

Expected Amortization Expense
The following tables summarize the amortization expense related to intangible assets expected to be recognized in Cleco and Cleco Power’s Statements of Income:

Cleco
EXPECTED AMORTIZATION EXPENSE	(THOUSAND)
For the year ending Dec. 31,
2017	$28,704
2018	$29,564
2019	$31,087
2020	$9,935
2021	$9,935
Thereafter	$33,409

Cleco Power [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Asset, Net

Cleco Power
(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Cleco Katrina/Rita right to bill and collect storm recovery charges	$177,537	$177,537
Accumulated amortization	(119,064)	(102,574)
Net intangible assets subject to amortization	$58,473	$74,963

Expected Amortization Expense

Cleco Power
EXPECTED AMORTIZATION EXPENSE	(THOUSANDS)
For the year ending Dec. 31,
2017	$18,009
2018	$19,312
2019	$21,152